Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities
Net loss	$ (62,797)	$ (1,140,985)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Goodwill impairment		845,858
Impairment of other intangible assets	1,779	236,393
Depreciation and amortization	69,743	83,887
Stock-based compensation	15,886	24,160
Foreign currency translation loss	(4,260)	6,892
Deferred income taxes	(6,207)	(61,208)
Change in fair value of obligations in connection with acquisitions	116	(22,958)
Other non-cash items	1,706	213
Change in cash attributable to changes in operating assets and liabilities, net of the impact of acquisitions:
Accounts receivable, net	15,194	18,390
Inventories	(5,447)	(23,193)
Net investment in sales-type leases	2,693	(5,479)
Other current assets and prepaid expenses	1,355	14,617
Other non-current assets	792	(99)
Accounts payable	(1,250)	(3,755)
Other current liabilities	(6,989)	(6,247)
Deferred revenues	937	6,113
Other non-current liabilities	12,768	(2,236)
Net cash provided by (used in) operating activities	36,019	(29,637)
Cash flows from investing activities
Purchase of property and equipment	(31,689)	(75,443)
Proceeds from maturities of short-term bank deposits	68,363	158,176
Investment in short-term bank deposits	(67,079)	(182,286)
Investment in unconsolidated entities	(23,064)
Purchase of intangible assets	(1,128)	(2,051)
Cash paid for acquisitions, net of cash acquired		(9,905)
Other investing activities	(212)	(294)
Net cash used in investing activities	(54,809)	(111,803)
Cash flows from financing activities
Proceeds from short-term debt		125,000
Repayment of short-term debt		(175,000)
Payments of obligations in connection with acquisitions	(1,386)	(18,846)
Proceeds from exercise of stock options	817	2,352
Net cash used in financing activities	(569)	(66,494)
Effect of exchange rate changes on cash and cash equivalents	1,112	(1,988)
Net change in cash and cash equivalents	(18,247)	(209,922)
Cash and cash equivalents, beginning of period	257,592	442,141
Cash and cash equivalents, end of period	239,345	232,219
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	1,032	3,633
Transfer of inventory to fixed assets	$ 4,309	$ 4,090